Summary of significant transactions - Transfer of assets and financing agreement with ONCO3R Therapeutics BV (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025
Summary Of Significant Transaction [line items]
Convertible Loan	€ 21,175,000
Onco3R Therapeutics [member]
Summary Of Significant Transaction [line items]
Convertible Loan		€ 20,000,000
impairment loss	€ 1,700,000